Risk management - Most important foreign exchange year-end trading positions (Details) - Foreign exchange - Trading portfolios, netting - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
US dollar
Market Risk [Line Items]
Reportable ECL	€ (187)	€ (160)
Romanian Leu
Market Risk [Line Items]
Reportable ECL	88	42
Japanese Yen
Market Risk [Line Items]
Reportable ECL	86	32
Chinese Yuan
Market Risk [Line Items]
Reportable ECL	32	27
South Korean Won
Market Risk [Line Items]
Reportable ECL	€ 28	€ (24)